CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 3,057	$ 103,000	$ (102,926)	$ 3,131
Balance (in shares) at Dec. 31, 2022	210,316
Net loss	$ 0	0	(2,590)	(2,590)
Exercise of options and debt conversion	$ 301	424	0	725
Exercise of options and debt conversion (in shares)	22,027
Share Issuance	$ 1,552	649	0	2,201
Share Issuance (in shares)	46,410
Balance at Jun. 30, 2023	$ 4,910	104,073	(105,516)	3,467
Balance (in shares) at Jun. 30, 2023	278,753
Balance at Dec. 31, 2023	$ 9,094	102,670	(106,948)	4,816
Balance (in shares) at Dec. 31, 2023	664,552
Net loss	$ 0	0	2,963	2,963
Exercise of options and debt conversion	$ 7,415	(4,140)	0	3,275
Exercise of options and debt conversion (in shares)	901,086
Share Issuance	$ 5,460	(2,707)	0	2,753
Share Issuance (in shares)	405,808
Balance at Jun. 30, 2024	$ 21,970	$ 95,822	$ (103,985)	$ 13,807
Balance (in shares) at Jun. 30, 2024	1,971,446